Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 03, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016
C000101627
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000112445
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000112461
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000176891
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000053010
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000088892
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000053007
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000053008
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000221911
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000221910
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000119796
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000053009
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Account Value	$ 12,418	$ 12,288	$ 12,553	$ 12,400	$ 12,311	$ 12,292	$ 12,259	$ 12,131	$ 11,860	$ 11,760	$ 11,788	$ 11,702	$ 11,721	$ 11,783	$ 11,978	$ 11,859	$ 11,826	$ 11,963	$ 11,783	$ 11,940	$ 11,823	$ 11,732	$ 11,636	$ 11,460	$ 11,490	$ 11,611	$ 11,622	$ 11,619	$ 11,644	$ 11,383	$ 10,751	$ 10,870	$ 11,164	$ 11,289	$ 11,262	$ 11,167	$ 11,252	$ 11,269	$ 11,036	$ 11,291	$ 10,985	$ 10,988	$ 10,504	$ 10,578	$ 10,953	$ 11,213	$ 10,941	$ 11,126	$ 10,967	$ 11,268	$ 11,590	$ 11,648	$ 11,942	$ 11,927	$ 11,840	$ 11,852	$ 11,935	$ 11,972	$ 11,889	$ 11,857	$ 11,813	$ 11,714	$ 11,651	$ 11,823	$ 11,758		$ 11,691	$ 11,536	$ 11,558	$ 11,560	$ 11,594	$ 11,429	$ 11,343	$ 11,009	$ 11,154	$ 11,527	$ 11,385	$ 11,198	$ 11,164	$ 11,145	$ 11,131	$ 11,209	$ 11,049	$ 10,965	$ 10,920	$ 10,772	$ 10,733	$ 10,579	$ 10,523	$ 10,445	$ 10,324	$ 10,211	$ 10,285	$ 10,351	$ 10,335	$ 10,311	$ 10,299	$ 10,180	$ 10,219	$ 10,185	$ 10,229	$ 10,338	$ 10,236	$ 10,280	$ 10,261	$ 10,300	$ 10,214	$ 10,140	$ 10,163	$ 10,015	$ 9,943		$ 9,921	$ 9,857	$ 9,807	$ 9,701	$ 10,068	$ 10,163	$ 10,212	$ 10,189	$ 10,194	$ 10,031	$ 10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Account Value	$ 10,430	10,310	10,640	10,522	10,423	10,413	10,388	10,411	10,340	10,192	10,344	10,151	10,198	9,914	9,855	9,704	9,647	9,867	9,826	10,167	9,998	9,772	9,507	9,488	9,362	9,609	9,557	9,685	9,809	9,417	8,968	9,082	9,361	9,484	9,431	9,429	9,612	9,563	9,271	9,581	9,286	9,247	8,831	8,896	9,397	9,787	9,573	9,887	9,861	10,429	10,762	10,897	11,142	11,169	11,203	11,234	11,455	11,503	11,359	11,433	11,344	11,205	11,420	11,652	11,777		11,633	11,435	11,447	11,485	11,522	11,167	11,068	11,007	10,805	11,045	10,964	10,819	10,764	10,850	10,779	10,894	10,664	10,689	10,458	10,312	10,341	10,212	10,269	10,114	9,914	9,879	9,983	10,066	10,062	10,078	10,123	10,201	10,362	10,253	10,344	10,232	10,194	10,089	10,128	10,218	10,116	9,954	9,962	9,817	9,710		9,697	9,648	9,545	9,584	9,973	10,245	10,195	10,241	10,164	9,877	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,819	11,800	12,012	11,822	11,793	11,827	11,755	11,681	11,556	11,422	11,446	11,274	11,355	11,313	11,309	11,069	11,006	11,187	11,076	11,353	11,203	11,046	10,796	10,694	10,515	10,775	10,685	10,834	10,847	10,459	10,019	10,177	10,436	10,502	10,511	10,549	10,665	10,597	10,335	10,601	10,292	10,335	9,974	10,112	10,578	10,873	10,628	10,772	10,726	11,135	11,456	11,603	11,852	11,890	11,844	11,841	11,956	11,972	11,845	11,745	11,710	11,610	11,734	11,947	12,042		12,028	11,911	11,971	11,972	12,072	11,888	11,809	11,749	11,547	11,630	11,422	11,195	11,207	11,212	11,182	11,249	10,952	10,923	10,783	10,591	10,589	10,386	10,387	10,282	10,095	10,037	10,116	10,181	10,115	10,114	10,125	10,054	10,128	10,063	10,158	10,277	10,230	10,243	10,236	10,289	10,193	10,151	10,160	10,081	10,005		10,009	9,942	9,919	9,908	10,150	10,234	10,242	10,256	10,190	10,004	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,884	11,865	12,079	11,888	11,858	11,893	11,821	11,746	11,620	11,485	11,509	11,336	11,418	11,376	11,372	11,131	11,068	11,249	11,137	11,416	11,265	11,107	10,856	10,753	10,574	10,835	10,745	10,894	10,907	10,517	10,075	10,233	10,494	10,560	10,569	10,607	10,724	10,656	10,393	10,660	10,349	10,393	10,029	10,168	10,637	10,934	10,687	10,832	10,786	11,197	11,519	11,667	11,917	11,956	11,910	11,907	12,022	12,039	11,910	11,810	11,775	11,675	11,799	12,014	12,108		12,095	11,977	12,037	12,039	12,139	11,954	11,874	11,815	11,611	11,694	11,485	11,257	11,269	11,275	11,245	11,312	11,012	10,983	10,843	10,650	10,648	10,444	10,445	10,339	10,151	10,092	10,172	10,237	10,171	10,170	10,181	10,110	10,184	10,118	10,215	10,334	10,286	10,300	10,292	10,346	10,250	10,207	10,216	10,137	10,061	$ 10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Account Value	$ 12,418	12,288	12,553	12,400	12,311	12,292	12,259	12,131	11,860	11,760	11,788	11,702	11,721	11,783	11,978	11,859	11,826	11,963	11,783	11,940	11,823	11,732	11,636	11,460	11,490	11,611	11,622	11,619	11,644	11,383	10,751	10,870	11,164	11,289	11,262	11,167	11,252	11,269	11,036	11,291	10,985	10,988	10,504	10,578	10,953	11,213	10,941	11,126	10,967	11,268	11,590	11,648	11,942	11,927	11,840	11,852	11,935	11,972	11,889	11,857	11,813	11,714	11,651	11,823	11,758		11,691	11,536	11,558	11,560	11,594	11,429	11,343	11,009	11,154	11,527	11,385	11,198	11,164	11,145	11,131	11,209	11,049	10,965	10,920	10,772	10,733	10,579	10,523	10,445	10,324	10,211	10,285	10,351	10,335	10,311	10,299	10,180	10,219	10,185	10,229	10,338	10,236	10,280	10,261	10,300	10,214	10,140	10,163	10,015	9,943		9,921	9,857	9,807	9,701	10,068	10,163	10,212	10,189	10,194	10,031	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,819	11,800	12,012	11,822	11,793	11,827	11,755	11,681	11,556	11,422	11,446	11,274	11,355	11,313	11,309	11,069	11,006	11,187	11,076	11,353	11,203	11,046	10,796	10,694	10,515	10,775	10,685	10,834	10,847	10,459	10,019	10,177	10,436	10,502	10,511	10,549	10,665	10,597	10,335	10,601	10,292	10,335	9,974	10,112	10,578	10,873	10,628	10,772	10,726	11,135	11,456	11,603	11,852	11,890	11,844	11,841	11,956	11,972	11,845	11,745	11,710	11,610	11,734	11,947	12,042		12,028	11,911	11,971	11,972	12,072	11,888	11,809	11,749	11,547	11,630	11,422	11,195	11,207	11,212	11,182	11,249	10,952	10,923	10,783	10,591	10,589	10,386	10,387	10,282	10,095	10,037	10,116	10,181	10,115	10,114	10,125	10,054	10,128	10,063	10,158	10,277	10,230	10,243	10,236	10,289	10,193	10,151	10,160	10,081	10,005		10,009	9,942	9,919	9,908	10,150	10,234	10,242	10,256	10,190	10,004	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Account Value	$ 12,418	12,288	12,553	12,400	12,311	12,292	12,259	12,131	11,860	11,760	11,788	11,702	11,721	11,783	11,978	11,859	11,826	11,963	11,783	11,940	11,823	11,732	11,636	11,460	11,490	11,611	11,622	11,619	11,644	11,383	10,751	10,870	11,164	11,289	11,262	11,167	11,252	11,269	11,036	11,291	10,985	10,988	10,504	10,578	10,953	11,213	10,941	11,126	10,967	11,268	11,590	11,648	11,942	11,927	11,840	11,852	11,935	11,972	11,889	11,857	11,813	11,714	11,651	11,823	11,758		11,691	11,536	11,558	11,560	11,594	11,429	11,343	11,009	11,154	11,527	11,385	11,198	11,164	11,145	11,131	11,209	11,049	10,965	10,920	10,772	10,733	10,579	10,523	10,445	10,324	10,211	10,285	10,351	10,335	10,311	10,299	10,180	10,219	10,185	10,229	10,338	10,236	10,280	10,261	10,300	10,214	10,140	10,163	10,015	9,943		9,921	9,857	9,807	9,701	10,068	10,163	10,212	10,189	10,194	10,031	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Account Value	$ 12,418	12,288	12,553	12,400	12,311	12,292	12,259	12,131	11,860	11,760	11,788	11,702	11,721	11,783	11,978	11,859	11,826	11,963	11,783	11,940	11,823	11,732	11,636	11,460	11,490	11,611	11,622	11,619	11,644	11,383	10,751	10,870	11,164	11,289	11,262	11,167	11,252	11,269	11,036	11,291	10,985	10,988	10,504	10,578	10,953	11,213	10,941	11,126	10,967	11,268	11,590	11,648	11,942	11,927	11,840	11,852	11,935	11,972	11,889	11,857	11,813	11,714	11,651	11,823	11,758		11,691	11,536	11,558	11,560	11,594	11,429	11,343	11,009	11,154	11,527	11,385	11,198	11,164	11,145	11,131	11,209	11,049	10,965	10,920	10,772	10,733	10,579	10,523	10,445	10,324	10,211	10,285	10,351	10,335	10,311	10,299	10,180	10,219	10,185	10,229	10,338	10,236	10,280	10,261	10,300	10,214	10,140	10,163	10,015	9,943		9,921	9,857	9,807	9,701	10,068	10,163	10,212	10,189	10,194	10,031	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 9,868	9,852	10,030	9,871	9,847	9,875	9,815	9,753	9,649	9,537	9,557	9,413	9,481	9,446	9,443	9,243	9,190	9,341	9,248	9,480	9,354	9,223	9,014	8,929	8,780	8,997	8,922	9,046	9,056	8,733	8,366	8,497	8,714	8,768	8,776	8,808	8,905	8,848	8,630	8,851	8,593	8,629	8,327	8,443	8,832	9,079	8,874	8,994	8,956	9,297	9,565	9,688	9,895	9,928	9,889	9,887	9,982	9,996	9,890	9,807	9,777	9,694	9,797	9,975	10,054	$ 10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 9,868	9,852	10,030	9,871	9,847	9,875	9,815	9,753	9,649	9,537	9,557	9,413	9,481	9,446	9,443	9,243	9,190	9,341	9,248	9,480	9,354	9,223	9,014	8,929	8,780	8,997	8,922	9,046	9,056	8,733	8,366	8,497	8,714	8,768	8,776	8,808	8,905	8,848	8,630	8,851	8,593	8,629	8,327	8,443	8,832	9,079	8,874	8,994	8,956	9,297	9,565	9,688	9,895	9,928	9,889	9,887	9,982	9,996	9,890	9,807	9,777	9,694	9,797	9,975	10,054	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Account Value	$ 12,418	12,288	12,553	12,400	12,311	12,292	12,259	12,131	11,860	11,760	11,788	11,702	11,721	11,783	11,978	11,859	11,826	11,963	11,783	11,940	11,823	11,732	11,636	11,460	11,490	11,611	11,622	11,619	11,644	11,383	10,751	10,870	11,164	11,289	11,262	11,167	11,252	11,269	11,036	11,291	10,985	10,988	10,504	10,578	10,953	11,213	10,941	11,126	10,967	11,268	11,590	11,648	11,942	11,927	11,840	11,852	11,935	11,972	11,889	11,857	11,813	11,714	11,651	11,823	11,758		11,691	11,536	11,558	11,560	11,594	11,429	11,343	11,009	11,154	11,527	11,385	11,198	11,164	11,145	11,131	11,209	11,049	10,965	10,920	10,772	10,733	10,579	10,523	10,445	10,324	10,211	10,285	10,351	10,335	10,311	10,299	10,180	10,219	10,185	10,229	10,338	10,236	10,280	10,261	10,300	10,214	10,140	10,163	10,015	9,943		9,921	9,857	9,807	9,701	10,068	10,163	10,212	10,189	10,194	10,031	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Broad Municipal Index
Account Value	$ 12,418	12,288	12,553	12,400	12,311	12,292	12,259	12,131	11,860	11,760	11,788	11,702	11,721	11,783	11,978	11,859	11,826	11,963	11,783	11,940	11,823	11,732	11,636	11,460	11,490	11,611	11,622	11,619	11,644	11,383	10,751	10,870	11,164	11,289	11,262	11,167	11,252	11,269	11,036	11,291	10,985	10,988	10,504	10,578	10,953	11,213	10,941	11,126	10,967	11,268	11,590	11,648	11,942	11,927	11,840	11,852	11,935	11,972	11,889	11,857	11,813	11,714	11,651	11,823	11,758		11,691	11,536	11,558	11,560	11,594	11,429	11,343	11,009	11,154	11,527	11,385	11,198	11,164	11,145	11,131	11,209	11,049	10,965	10,920	10,772	10,733	10,579	10,523	10,445	10,324	10,211	10,285	10,351	10,335	10,311	10,299	10,180	10,219	10,185	10,229	10,338	10,236	10,280	10,261	10,300	10,214	10,140	10,163	10,015	9,943		9,921	9,857	9,807	9,701	10,068	10,163	10,212	10,189	10,194	10,031	10,000
S-Network Municipal Bond Closed-End Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	S-Network Municipal Bond Closed-End Fund Index
Account Value	$ 12,669	12,408	12,964	12,691	12,488	12,432	12,428	12,252	11,710	11,462	11,562	11,455	11,468	11,714	12,052	11,806	11,519	12,154	11,829	12,168	11,811	11,580	11,392	10,944	10,691	11,076	10,916	10,821	10,737	10,312	9,167	9,418	10,135	10,582	10,440	10,263	10,528	10,609	10,367	10,942	10,419	10,662	9,529	9,824	10,978	11,477	10,808	11,382	10,980	11,715	12,361	12,564	13,612	13,419	13,241	13,308	13,787	13,701	13,514	13,289	12,996	12,744	12,473	12,696	12,563		12,265	11,696	11,730	11,737	11,853	11,282	11,100	10,409	10,830	11,848	11,991	11,645	11,501	11,477	11,508	11,578	11,371	11,077	10,908	10,699	10,618	10,365	10,175	9,651	9,648	9,401	9,795	10,029	9,935	9,889	9,909	9,702	9,713	9,728	9,781	10,218	10,134	10,080	10,238	10,320	10,273	10,037	10,013	9,824	9,655		9,671	9,652	9,419	9,250	9,725	10,315	10,389	10,460	10,414	10,014	10,000
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Account Value	$ 16,088	15,674	15,989	15,872	15,643	15,503	15,521	15,387	15,315	15,111	14,930	14,694	14,500	14,639	14,665	14,486	14,319	14,320	14,214	14,224	13,983	13,775	13,539	13,396	13,164	13,210	13,019	12,861	12,681	12,321	11,877	12,038	12,060	12,155	12,001	11,759	11,891	11,913	11,929	12,186	11,697	11,328	10,404	10,683	11,236	11,059	11,013	11,718	11,903	12,130	12,570	13,254	13,556	13,505	13,733	13,920	14,122	13,939	14,072	13,997	13,863	13,719	13,823	13,723	13,733		13,397	12,842	12,819	12,970	12,723	12,424	11,966	11,273	10,751	12,867	13,004	12,853	12,610	12,520	12,331	12,115	12,544	12,422	12,090	12,092	12,024	11,962	11,812	11,376	11,316	11,368	11,439	11,133	11,471	11,280	11,417	11,596	11,672	11,724	11,812	11,752	11,703	11,771	11,698	11,602	11,461	11,386	11,415	11,405	11,223		11,219	11,031	10,829	10,663	10,839	10,822	10,700	10,547	10,312	10,048	10,000
ICE US Fallen Angel High Yield 10% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Fallen Angel High Yield 10% Constrained Index
Account Value	$ 19,186	18,722	19,259	19,090	18,970	18,876	18,777	18,762	18,507	18,267	18,217	17,779	17,447	17,667	17,728	17,656	17,398	17,547	17,322	17,468	17,246	16,987	16,629	16,589	16,423	16,715	16,479	16,545	16,450	15,892	15,026	15,175	15,433	15,426	15,234	14,968	15,143	15,066	14,853	15,088	14,528	14,524	14,156	13,963	14,605	14,807	14,059	15,064	15,003	15,703	15,897	16,167	16,892	16,585	16,802	16,715	16,752	16,617	16,439	16,039	15,988	15,710	15,833	15,739	15,682		15,280	14,397	14,290	14,596	14,436	13,583	13,153	12,570	11,836	13,736	13,848	13,748	13,410	13,345	13,255	13,216	13,178	13,034	12,664	12,839	12,644	12,507	12,265	11,718	11,959	12,194	12,444	12,368	12,298	12,153	12,151	12,198	12,088	12,220	12,465	12,304	12,234	12,259	12,197	12,002	11,945	11,757	11,771	11,678	11,543		11,541	11,372	11,144	10,951	11,060	10,931	10,827	10,557	10,279	10,006	10,000
S&P Green Bond U.S. Dollar Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Green Bond U.S. Dollar Select Index
Account Value	$ 12,673	12,569	12,787	12,685	12,639	12,633	12,577	12,520	12,432	12,294	12,259	12,094	12,084	12,063	12,064	11,873	11,812	11,927	11,833	12,015	11,865	11,697	11,479	11,386	11,218	11,394	11,307	11,377	11,365	11,008	10,601	10,721	10,880	10,919	10,871	10,881	10,976	10,876	10,677	10,887	10,599	10,602	10,229	10,335	10,754	10,956	10,744	10,989	10,945	11,318	11,586	11,785	12,063	12,062	12,074	12,168	12,294	12,279	12,187	12,097	12,045	11,948	12,082	12,215	12,255		12,199	12,051	12,080	12,079	12,113	11,902	11,755	11,594	11,289	11,707	11,565	11,342	11,341	11,357	11,308	11,411	11,296	11,336	10,955	10,896	10,904	10,791	10,826	10,669	10,522	10,516	10,711	10,767	10,801	10,768	10,759	10,983	11,156	11,052	11,245	11,068	11,034	10,887	10,922	11,007	10,854	10,588	10,530	10,288	10,113	$ 10,000
ICE Broad High Yield Crossover Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Broad High Yield Crossover Municipal Index
Account Value	$ 14,644	14,470	14,739	14,542	14,411	14,400	14,348	14,187	13,785	13,716	13,857	13,769	13,795	13,970	14,209	14,040	13,946	14,123	13,925	14,079	13,908	13,765	13,628	13,361	13,291	13,430	13,331	13,247	13,173	12,806	12,008	12,257	12,639	12,765	12,714	12,526	12,589	12,541	12,362	12,679	12,208	12,226	11,595	11,796	12,498	12,776	12,330	12,739	12,561	13,008	13,467	13,518	13,915	13,884	13,720	13,775	13,874	13,903	13,737	13,586	13,450	13,266	13,125	13,262	13,002		12,764	12,482	12,479	12,471	12,440	12,096	11,670	11,252	11,650	12,988	12,719	12,443	12,403	12,354	12,330	12,381	12,118	12,035	11,976	11,770	11,711	11,441	11,376	11,297	11,196	11,108	11,239	11,292	11,214	11,167	11,120	10,905	10,873	10,735	10,738	10,844	10,708	10,692	10,660	10,701	10,550	10,451	10,485	10,275	10,180		10,106	9,901	9,783	9,644	10,235	10,372	10,383	10,364	10,318	10,106	10,000
MVIS® US Investment Grade Floating Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Investment Grade Floating Rate Index
Account Value	$ 14,241	14,169	14,163	14,112	14,042	13,983	13,927	13,869	13,810	13,739	13,652	13,575	13,481	13,496	13,454	13,384	13,323	13,253	13,190	13,115	13,036	12,987	12,919	12,861	12,777	12,708	12,622	12,528	12,414	12,325	12,255	12,213	12,153	12,094	12,006	11,920	11,816	11,726	11,801	11,709	11,559	11,481	11,424	11,432	11,421	11,338	11,311	11,411	11,439	11,445	11,498	11,514	11,503	11,509	11,520	11,524	11,516	11,510	11,504	11,491	11,472	11,460	11,476	11,454	11,422		11,402	11,371	11,352	11,347	11,301	11,233	11,108	10,993	10,618	11,277	11,269	11,218	11,183	11,150	11,100	11,063	11,049	10,996	10,961	10,941	10,872	10,821	10,763	10,627	10,693	10,755	10,754	10,732	10,700	10,656	10,645	10,634	10,579	10,594	10,588	10,538	10,518	10,498	10,460	10,431	10,417	10,388	10,361	10,338	10,318		10,294	10,245	10,219	10,187	10,161	10,140	10,134	10,079	10,042	10,032	10,000
ICE Intermediate AMT-Free Broad National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Intermediate AMT-Free Broad National Municipal Index
Account Value	$ 12,555	12,416	12,786	12,635	12,500	12,467	12,429	12,264	12,002	11,889	11,896	11,791	11,768	11,825	12,059	11,919	11,858	11,996	11,809	12,000	11,882	11,781	11,683	11,501	11,586	11,734	11,744	11,738	11,772	11,478	10,830	10,939	11,257	11,391	11,359	11,269	11,388	11,404	11,164	11,420	11,102	11,065	10,558	10,610	11,034	11,297	10,953	11,156	10,960	11,347	11,786	11,826	12,253	12,223	12,093	12,149	12,278	12,331	12,195	12,162	12,125	12,000	11,917	12,178	12,099		12,017	11,792	11,839	11,837	11,926	11,680	11,582	11,146	11,318	11,798	11,624	11,363	11,317	11,289	11,279	11,407	11,192	11,083	11,041	10,858	10,819	10,623	10,557	10,441	10,286	10,136	10,215	10,292	10,262	10,231	10,229	10,104	10,133	10,085	10,133	10,320	10,176	10,256	10,227	10,287	10,200	10,104	10,152	9,951	9,848		9,817	9,746	9,684	9,521	10,024	10,175	10,218	10,208	10,209	10,012	10,000
ICE Long AMT-Free Broad National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Long AMT-Free Broad National Municipal Index
Account Value	$ 12,492	12,295	12,572	12,340	12,296	12,311	12,284	12,088	11,619	11,507	11,636	11,573	11,720	11,829	12,141	11,999	12,029	12,262	11,981	12,189	12,021	11,952	11,847	11,596	11,578	11,754	11,776	11,793	11,823	11,448	10,458	10,700	11,169	11,400	11,370	11,232	11,313	11,309	10,988	11,365	10,894	10,969	10,176	10,356	10,954	11,421	10,982	11,434	11,181	11,785	12,379	12,440	12,931	12,906	12,676	12,717	12,860	12,973	12,825	12,744	12,653	12,469	12,342	12,677	12,554		12,439	12,122	12,181	12,200	12,309	12,011	11,853	11,348	11,664	12,332	12,062	11,757	11,726	11,691	11,695	11,807	11,489	11,382	11,353	11,135	11,043	10,727	10,653	10,590	10,430	10,284	10,413	10,516	10,475	10,475	10,494	10,307	10,373	10,288	10,341	10,566	10,382	10,361	10,306	10,377	10,270	10,160	10,191	9,945	9,864		9,835	9,761	9,722	9,528	10,088	10,287	10,390	10,352	10,372	10,092	10,000
MVIS® Moody's Analytics US BBB Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moody's Analytics US BBB Corporate Bond Index
Account Value	$ 10,658	10,588	10,805	10,686	10,643	10,672	10,609	10,595	10,434	10,334	10,327	10,144	10,108	10,110	10,144	9,946	9,886	10,058	9,923	10,136	9,955	9,802	9,566	9,512	9,316	9,526	9,391	9,530	9,501	9,135	8,604	8,765	8,965	9,022	8,952	8,901	9,009	8,942	8,685	8,969	8,598	8,592	8,167	8,226	8,674	8,894	8,633	8,891	8,833	9,286	9,577	9,862	10,199	10,206	10,217	10,216	10,306	10,317	10,202	10,044	9,962	9,848	9,949	10,066	10,149	10,000
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moody's Analytics US Investment Grade Corporate Bond Index
Account Value	$ 10,494	10,441	10,651	10,522	10,487	10,524	10,462	10,436	10,284	10,181	10,172	9,998	9,991	9,983	10,007	9,815	9,760	9,925	9,807	10,018	9,850	9,697	9,469	9,413	9,235	9,437	9,314	9,449	9,433	9,072	8,571	8,725	8,918	8,976	8,910	8,879	8,986	8,912	8,693	8,956	8,612	8,601	8,194	8,263	8,710	8,936	8,686	8,930	8,868	9,310	9,567	9,809	10,129	10,136	10,140	10,131	10,221	10,233	10,122	9,973	9,890	9,779	9,893	10,029	10,125	$ 10,000
ICE 1-12 Year Broad High Yield Crossover Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Account Value	$ 13,892	13,779	13,983	13,910	13,777	13,749	13,713	13,678	13,515	13,403	13,424	13,321	13,233	13,296	13,395	13,277	13,184	13,254	13,141	13,214	13,099	12,975	12,874	12,738	12,716	12,767	12,687	12,634	12,575	12,361	11,957	12,062	12,244	12,279	12,238	12,136	12,193	12,176	12,032	12,186	11,913	11,880	11,558	11,623	11,967	12,116	11,868	12,003	11,916	12,127	12,381	12,410	12,640	12,605	12,528	12,550	12,595	12,591	12,487	12,394	12,325	12,216	12,124	12,200	12,041		11,828	11,671	11,669	11,661	11,627	11,401	11,159	10,928	11,121	11,960	11,809	11,623	11,567	11,522	11,477	11,525	11,384	11,316	11,256	11,124	11,084	10,944	10,885	10,791	10,709	10,630	10,642	10,678	10,624	10,556	10,505	10,362	10,291	10,255	10,268	10,263	10,220	10,280	10,248	10,284	10,157	10,066	10,077	9,970	9,858		9,832	9,772	9,704	9,673	10,140	10,208	10,231	10,195	10,163	10,038	10,000
ICE Short AMT-Free Broad National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Short AMT-Free Broad National Municipal Index
Account Value	$ 11,796	$ 11,755	$ 11,869	$ 11,805	$ 11,725	$ 11,689	$ 11,662	$ 11,664	$ 11,622	$ 11,553	$ 11,486	$ 11,405	$ 11,340	$ 11,361	$ 11,385	$ 11,322	$ 11,265	$ 11,299	$ 11,240	$ 11,301	$ 11,242	$ 11,144	$ 11,061	$ 10,975	$ 10,988	$ 11,023	$ 11,031	$ 11,018	$ 11,028	$ 10,919	$ 10,674	$ 10,670	$ 10,765	$ 10,781	$ 10,762	$ 10,709	$ 10,756	$ 10,792	$ 10,648	$ 10,785	$ 10,649	$ 10,630	$ 10,438	$ 10,441	$ 10,628	$ 10,775	$ 10,634	$ 10,661	$ 10,531	$ 10,673	$ 10,879	$ 10,919	$ 11,143	$ 11,134	$ 11,121	$ 11,147	$ 11,187	$ 11,194	$ 11,137	$ 11,137	$ 11,133	$ 11,094	$ 11,054	$ 11,139	$ 11,105		$ 11,069	$ 11,016	$ 11,037	$ 11,023	$ 11,025	$ 10,924	$ 10,878	$ 10,615	$ 10,614	$ 10,864	$ 10,812	$ 10,707	$ 10,680	$ 10,657	$ 10,606	$ 10,681	$ 10,636	$ 10,563	$ 10,511	$ 10,418	$ 10,417	$ 10,356	$ 10,313	$ 10,237	$ 10,153	$ 10,086	$ 10,099	$ 10,149	$ 10,154	$ 10,119	$ 10,086	$ 10,008	$ 10,041	$ 10,048	$ 10,062	$ 10,067	$ 10,034	$ 10,138	$ 10,142	$ 10,196	$ 10,146	$ 10,086	$ 10,123	$ 10,046	$ 9,996		$ 9,994	$ 9,930	$ 9,843	$ 9,803	$ 10,006	$ 10,038	$ 10,079	$ 10,084	$ 10,051	$ 9,983	$ 10,000